SUPPLEMENTAL INFORMATION - Summary of Net Change in Working Capital Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (233)	$ 540	$ (296)
Accounts payable and accrued liabilities	120	(60)	109
Other assets and liabilities	(219)	(12)	(7)
Increase (decrease) in working capital	$ (332)	$ 468	$ (194)